Statement of cash flows - Schedule of Reconciliation of Profit Before Tax to Cash Generated from Operations (Parenthetical) (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Cash Flow Statement [Abstract]
Amortisation of pre-publication cost	£ 60	£ 62	£ 55